Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of preparation

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).

(b)	Basis of consolidation

The consolidated financial statements include the financial statements of Global-Tech and its subsidiaries. The fiscal year end date of Lite Array Holdings Limited (“Lite Array Holdings”), a jointly-controlled entity of the Company, is December 31. There have been no significant transactions in Lite Array Holdings and its subsidiaries which would materially affect the Company’s financial position and results of operations during each of the periods from Lite Array Holdings’ fiscal year end date to March 31, 2013, 2012 and 2011, respectively.

All significant intercompany balances and transactions between group companies are eliminated on consolidation.

(c)	Discontinued operations

Unless otherwise indicated, information presented in the notes to the consolidated financial statements relates only to Global-Tech’s continuing operations. Information related to discontinued operations is included in note 18 and in some instances, where appropriate, is included as separate disclosure within the individual footnotes.

(d)	Use of estimates

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. These estimates, judgments and assumptions affect the amounts that are reported in these consolidated financial statements and accompanying disclosures. The most significant accounting estimates with regard to these consolidated financial statements that require the most significant and subjective judgments include, but are not limited to, valuation of investments and determination of other-than-temporary impairments, useful lives of property, plant and equipment, recoverability of long-lived assets, determination of impairment losses, assessment of market value of inventories and provision for inventory obsolescence, allowance for doubtful accounts, provision for employee benefits, provision for warranty, recognition and measurement of current and deferred income taxes (including income tax benefit (expense)), valuation allowance for deferred tax assets, assumptions used for the valuation of options to purchase Global-Tech’s common stock, provision for loss contingencies, and measurement of fair values of financial instruments. Changes in facts and circumstances may result in revised estimates.

(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted to withdraw and use, and other investments that are readily convertible into cash with original maturities of three months or less.

(f)	Restricted cash

Restricted cash consists of bank deposits, which may only be used to settle pre-arranged general banking facilities.

(g)	Investments

Debt and equity investments designated as available-for-sale investments are stated at fair value. Unrealized gains or losses, net of tax, on available-for-sale investments are included in accumulated other comprehensive income (loss), a separate component of shareholders’ equity. Realized gains and losses and any declines in fair value judged to be other-than-temporary on available-for-sale investments are included in the consolidated statement of operations and comprehensive income. Gains or losses on sale of investments and amounts reclassified from accumulated other comprehensive income (loss) to earnings are computed based on the specific identification method. Interest or dividend income on securities classified as available-for-sale investments is included in interest income or dividend income, respectively.

Non-derivative securities with fixed or determinable payments and fixed maturities are classified as held-to-maturity investments if the Company has both the positive intention and ability to hold the financial assets to maturity. Investments intended to be held to maturity are measured at amortized cost. Interest on securities classified as held-to-maturity investments is included in interest income.

Prior to April 1, 2009, declines in the fair value of held-to-maturity and available-for-sale securities below their amortized cost, that were deemed to be other-than-temporary, were all reported in investment gains (losses), net. Effective April 1, 2009, the Company adopted new accounting guidance for impairment of debt securities that are deemed to be other-than-temporary. Factors considered in evaluating potential impairment include, but are not limited to, the current fair value as compared to cost or amortized cost of the security, as appropriate, the length of time the investment has been below cost or amortized cost and by how much, our intent to sell a security and whether it is more-likely-than-not we will be required to sell the security before the recovery of our amortized cost basis, and specific credit issues related to the issuer and current economic conditions. Under the new impairment model, the credit component of an other-than-temporary impairment of a debt security is reported in investment gains (losses), net and the noncredit component is reported in other comprehensive income (loss). In addition, other-than-temporary declines in beneficial interests purchased or retained in a securitization transaction which are classified as available-for-sale debt securities are recognized if there has been an adverse change in the cash flows as of the end of the reporting period. Interest and dividends, as well as amortization of premiums and accretion of discounts, are reported in interest and dividend income. Amortization of premiums and accretion of discounts on debt securities are recognized over the remaining maturity under the interest method.

A jointly-controlled entity is a joint venture that is subject to joint control, resulting in none of the participating parties having unilateral control over the economic activity of the jointly-controlled entity. The Company’s investment in a jointly-controlled entity for which it, not being the unilateral controlling owner of the entity, but has the ability to exercise joint control, is accounted for using the equity method. Under the equity method, the Company’s proportionate share of the jointly-controlled entities’ net income or loss and amortization of any identifiable intangibles arising from the investment is included in “Share of income (losses) of jointly-controlled entities”. The Company ceases to apply the equity method when its share of the jointly-controlled entities’ losses exceeds the carrying value of its investment.

All other investments for which the Company does not have the ability to exercise joint control or significant influence (generally, when the Company has an investment of less than 20% ownership and no representation on the investee’s board of directors) and for which there is not a readily determinable fair value, are accounted for using the cost method. Dividends and other distributions of earnings from such investees, if any, are included in income when declared. The Company periodically evaluates the carrying value of its investments accounted for under the cost method for impairment with any loss included in the consolidated statement of operations and comprehensive income in the period when it is incurred.

(h)	Accounts and bills receivable

Accounts and bills receivable are presented net of an allowance for doubtful accounts, which is an estimate of amounts that may not be collectible. The Company does not charge interest on accounts receivable. The allowance for doubtful accounts is estimated based on historical experience, receivable aging, current economic trends and specific identification of certain receivables that are at the risk of not being paid. The Company reviews the aged analysis of accounts and bills receivable on a regular basis. Whenever it is clear that the amounts are deemed to be uncollectible, receivables are written off against the allowance for doubtful accounts.

(i)	Inventories

Inventories are stated at the lower of cost or market value. Cost, calculated on the weighted average basis, comprises direct materials and, where applicable, direct labor and an appropriate proportion of overheads.

(j)	Property, plant and equipment

Property, plant and equipment, other than construction in progress, are stated at cost less accumulated depreciation and any accumulated impairment losses. The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use. Expenditure incurred after an item of property, plant and equipment has been put into operation, such as repairs and maintenance, is normally charged to the consolidated statement of operations and comprehensive income in the period in which it is incurred. In situations where it can be clearly demonstrated that the expenditure has resulted in an increase in the future economic benefits expected to be obtained from the use of an item of property, plant and equipment, and where the cost of the item can be measured reliably, the expenditure is capitalized as an additional cost of that asset. Depreciation is calculated on the straight-line basis at annual rates over the asset’s estimated useful life.

The principal annual rates used for this purpose are as follows:

Annual rate
Leasehold improvements	Over the shorter of the lease terms or the estimated useful life
Buildings	4.5%
Plant	4.5%
Machinery	10%
Moulds	20% - 33%
Transportation equipment	15% - 20%
Furniture, fixtures and equipment	15%

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. The gain or loss arising on derecognition of an item of property, plant and equipment, calculated as the difference between the net disposal proceeds and the carrying amount of the item, is included in the consolidated statement of operations and comprehensive income in the period the item is derecognized. Machinery and equipment used in the home appliance business has been derecognized pending sale.

(k)	Construction in progress

Construction in progress represents property, plant and equipment under construction or installation and is stated at cost less any accumulated impairment losses, and is not depreciated. Cost comprises the direct costs of construction, installation and other costs in making the asset ready for its intended use. Construction in progress is reclassified to the appropriate category of property, plant and equipment when completed and ready for its intended use.

(l)	Impairment of long-lived assets

Long-lived assets are included in impairment evaluations when events and circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with Financial Accounting Standards Board (“FASB”) ASC 360 “Property, Plant and Equipment” the Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. The Company estimates the undiscounted cash flows over the remaining useful life of the primary asset within the asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company records an impairment charge to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology or obtains external appraisals from independent valuation firms. The undiscounted and discounted cash flow analyses are based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate. Long lived assets, excluding buildings, associated with the home appliance business are considered to be impaired and accordingly have been written down to fair value less the estimated cost of disposal. Since the Company has leased a significant portion of the buildings previously occupied by the home appliance business, the Company was able to perform an impairment analysis based on anticipated future rental income, and as a result determined that they were not impaired.

(m)	Revenue recognition

The Company recognizes revenues in accordance with the Securities and Exchange Commission (the “SEC”) Staff Accounting Bulletin (“SAB”) No. 104, “Revenue Recognition”, which requires that four basic criteria must be met before revenue can be recognized: (1) there is persuasive evidence that an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the fee is fixed or determinable; and (4) collectibility is reasonably assured. Net sales represent the gross invoiced amount, net of discounts, and are recognized when goods are shipped and title has passed. To the extent products are required to meet customer specifications, such products are subject to technical and quality tests that are designed to ensure compliance prior to shipment.

Under the Company’s standard terms and conditions, which are mainly Free On Board shipping point, title and risk of loss are transferred to the customer at the time the product is delivered to the customer’s freight forwarder.

Revenue related to camera modules (“CCMs”) shipments to certain telecommunication customers in the PRC is recognized upon notarized acceptance of the product by the customer.

Revenue related to the provision of assembly services is recognized upon the completion of such services and delivery of the related product using the same criteria of SAB No. 104 stated above.

Deposits or advance payments from customers prior to delivery and passage of title of merchandise are recorded as customer deposits.

Revenue related to the provision of tooling income is recognized upon the completion of such services and delivery of the related product using the same criteria of SAB No. 104 stated above.

In accordance with the relevant tax laws in the PRC, value-added tax is levied on the invoiced value of sales of goods and is payable by the purchaser. Revenue is recognized net of all value-added tax imposed by governmental authorities and collected from customers concurrent with revenue-producing transactions.

(n)	Advertising costs

Advertising costs represent costs relating to promotional activities intended to stimulate, directly or indirectly, a customer’s purchase of goods, and are charged to the consolidated statement of operations and comprehensive income as incurred and are included in “Selling, general and administrative expenses” (“SG&A”). Advertising expenses were US$231,171, US$81,098 and US$99,130 from continuing operations for the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Whereas, nil, US$1,754 and US$2,279 were from discontinued operations for the fiscal years ended March 31, 2013, 2012 and 2011, respectively.

(o)	Design and development costs

Design and development costs primarily relate to the cost of samples and prototypes and salaries of our engineers. The Company expenses all design and development costs when incurred. Included in the SG&A expenses line item in the consolidated statement of operations and comprehensive income were design and development costs of US$820,649, US$620,768 and US$870,616 from continuing operations (from discontinued operations 2013: nil, 2012: US$106,190 and 2011: US$216,618) for the fiscal years ended March 31, 2013, 2012 and 2011, respectively.

(p)	Shipping and handling costs

In accordance with FASB ASC 605 “Revenue Recognition”, shipping and handling fees billed to customers are included in net sales in the consolidated statement of operations and comprehensive income. Any shipping and handling costs incurred by the Company associated with the sale of products are included in SG&A on the face of the consolidated statement of operations and comprehensive income. During the fiscal years ended March 31, 2013, 2012 and 2011, shipping and handling costs charged to SG&A were US$327,795, US$217,368 and US$146,608 from continuing operations (from discontinued operations 2013: nil, 2012: US$722,371 and 2011: US$730,807), respectively.

Any inbound freight charges, receiving, inspection, warehousing and internal transfer costs incurred by the Company are expensed as cost of goods sold. During the fiscal years ended March 31, 2013, 2012 and 2011, inbound freight costs charged to cost of goods sold were US$21,434, US$20,922 and US$32,566 from continuing operations (from discontinued operations 2013: nil, 2012: US$70,279 and 2011: US$9,781), respectively. Other related costs are included in manufacturing overheads.

(q)	Foreign currencies

All transactions in currencies other than functional currencies during the year are translated at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statement of operations and comprehensive income.

The functional currency of Global-Tech is the U.S. Dollar (“US$”). The financial statements of all subsidiaries are translated in accordance with FASB ASC 830 “Foreign Currency Matters”. All assets and liabilities are translated at the rates of exchange ruling at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries’ financial statements are recorded as a component of comprehensive income or loss.

(r)	Income taxes

Deferred income taxes are provided using the asset and liability method in accordance FASB ASC 740 “Income taxes”. Under this method, deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the consolidated statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements, and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides accounting guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Interest and penalties from tax assessments, if any, are included in income taxes in the consolidated statement of operations and comprehensive income.

The Company records its possible interest and penalties due to any potential underpayment of income taxes, if and when required, in interest expense and other expenses, respectively.

The Company did not provide for deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries. The Company intends to permanently reinvest foreign subsidiaries’ earnings.

(s)	Stock compensation expense

The Company adopted FASB ASC 718 “Compensation-Stock Compensation”, and related interpretations in accounting for its employee share-based payment transactions. Accordingly, stock compensation cost is measured at the date of grant and estimated using the option pricing model. Stock issued to an employee as compensation is measured at fair value based on the grant date quoted market price. The compensation cost for share-based awards with service conditions is amortized over the vesting period of the awards using the straight-line method provided that the amount of compensation cost recognized at any date must at least equal the portion of the grant date fair value of the award that is vested at that date.

The Company accounts for stock options granted to a counterparty other than an employee in accordance with FASB ASC 505 “Equity”. Fair value of the equity instruments is recognized on the measurement date which is the earlier of (i) a commitment for performance by the counterparty to earn the equity instruments being reached or (ii) the counterparty’s performance being completed.

(t)	Retirement costs

Retirement cost contributions relating to defined contribution plans are made based on a percentage of the relevant employees’ salaries and are included in the consolidated statement of operations and comprehensive income as they become payable. The assumptions used in calculating the obligation for retirement cost contributions depend on the local economic environment, interpretations and practices in respect thereof.

(u)	Operating leases

Leases where substantially all the rewards and risks of ownership remain with the lessor are accounted for as operating leases. Payments made under operating leases net of any incentives received from the lessors are charged to the consolidated statement of operations and comprehensive income on a straight-line basis over the period of the relevant leases.

Assets leased out under operating leases are included in “Property, plant and equipment” in the consolidated balance sheet. They are depreciated over the expected useful lives on a basis consistent with similar owned items of property, plant and equipment. Rental income (net of any incentives given to lessees) is recognized on a straight-line basis over the lease terms.

(v)	Earnings (loss) per share

Basic earnings or loss per share of common stock is computed by dividing the net income or loss available to common shareholders for the year by the weighted average number of shares of common stock outstanding during the year.

Diluted earnings or loss per share of common stock reflects the potential dilution that could occur if securities or other contracts/arrangements to issue shares of common stock were exercised or converted into shares of common stock. Common equivalent shares, comprised of incremental shares of common stock issuable upon the exercise of stock options, are included in diluted earnings or loss per share if they have a dilutive effect by application of the treasury stock method.

(w)	Treasury stock

The Company accounts for the acquired shares of its own capital stock (“treasury stock”) in accordance with Accounting Research Bulletin (“ARB”) No. 43, Chapter 1B, and Accounting Principles Board Opinion No. 6, “Status of Accounting Research Bulletins”. The cost of the acquired treasury stock is shown as a deduction from shareholders’ equity. Gains on sale of treasury stock not previously accounted for as constructively reissued are credited to additional paid-in capital while losses are charged to additional paid-in capital to the extent that previous net gains from the sale or retirement of the same class of stock are included therein, otherwise the loss is charged to retained earnings/accumulated deficit.

(x)	Comprehensive income (loss)

Comprehensive income (loss) is defined as the consolidated change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to shareholders. Total net comprehensive income (loss) includes net income or loss for the year as well as additional other comprehensive income (loss). The Company’s other comprehensive income (loss) consists of the Company’s share of other comprehensive income of jointly-controlled entities, unrealized gains and losses on available-for-sale investments and foreign currency translation adjustments, all recorded net of tax.

(y)	Accruals and loss contingencies

The Company makes provision for all loss contingencies when information available prior to the issuance of the consolidated financial statements indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the consolidated financial statements and the amount of loss can be reasonably estimated.

For provision or accruals related to litigation, social insurance, property tax, etc, the company makes provisions based on information from legal counsel and the best estimation of management. The company assesses the potential liability to be recorded if the contingency loss is probable and the amount of loss can be reasonably estimated. The actual resolution of the contingency may differ from the Company’s estimates. If the contingency was settled for an amount greater than the estimate, a future charge to income would result. Likewise, if the contingency was settled for an amount that is less than our estimates, a future credit to income would result.

(z)	Segment reporting

The Company follows FASB ASC 280 “Segment Reporting”. During fiscal 2013, the Company operated and managed its business in three segments. The Company exited the home appliance business in January 2012 and thus the home appliance segment is presented as a discontinued operation. The accounting policies used in its segment reporting are the same as those used in the reporting of its results in the consolidated financial statements.

(aa)	Warranty cost

The Company estimates its warranty provision for defective products based on various factors including the likelihood of defects, an evaluation of its quality controls, technical analysis, industry information on comparable companies and its own experience. Based on the above consideration, the Company has accrued for warranty costs of US$403,627 for the year ended March 31, 2013 (2012: US$729,528 and 2011: US$296,410). The basis and the amount of the warranty accrual are reviewed and adjusted periodically based on actual experience.

(ab)	Government grants

Government grants are recognized when received and the stipulated activities are achieved. Such amounts are included in other income in the consolidated statement of operations and comprehensive income.

(ac)	Retained Earnings and Reserves

The Company’s retained earnings are not restricted as to the payment of dividends except to the extent dictated by prudent business practices. The Company believes that there are no material restrictions, including foreign exchange controls, on the ability of its non-PRC subsidiaries to transfer surplus funds to the Company in the form of cash dividends, loans, advances or purchases. With respect to the Company’s PRC subsidiaries, there are restrictions on the payment of dividends and the distribution of dividends from the PRC. On March 16, 2007, the PRC promulgated the Law of the PRC on Enterprise Income Tax (the “New Law”) by Order No. 63 of the President of the PRC. Please refer to Note 17 for further details of the New Law. The New Law became effective from January 1, 2008. Prior to the enactment of the New Law, when dividends were paid by the Company’s PRC subsidiaries, such dividends would reduce the amount of reinvested profits and accordingly, the refund of taxes paid might be reduced to the extent of tax applicable to profits not reinvested. Subsequent to the enactment of the New Law, due to the removal of tax benefit related to reinvestment of capital in PRC subsidiaries, the Company may not reinvest the profits made by the PRC subsidiaries. Payment of dividends by PRC subsidiaries to foreign investors on profits earned subsequent to January 1, 2008 will also be subject to withholding tax under the New Law. In addition, pursuant to the relevant PRC regulations, a certain portion of the profits made by these subsidiaries must be set aside for future capital investment and are not distributable, and the registered capital of the Company’s PRC subsidiaries are also restricted. Under applicable PRC regulations, foreign-invested enterprises in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. In addition, a foreign-invested enterprise in China is required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year for its general reserves until the cumulative amount of such reserves reaches 50% of its registered capital. These reserves are not distributable as cash dividends. The board of directors of a foreign-invested enterprise has the discretion to allocate a portion of its after-tax profits to staff welfare and bonus funds, which may not be distributed to equity owners except in the event of liquidation. However, the Company believes that such restrictions will not have a material effect on the Company’s liquidity or cash flows.

(ad)	Statutory Reserves

The PRC subsidiaries are required by the relevant laws and regulation to transfer at least 10% of their after-tax profit determined in accordance with the PRC accounting rules and regulations to a statutory surplus reserve until such reserve balance reaches 50% of their registered capital.

The Company transferred US$1,238,361 and Nil out of after-tax income of its PRC subsidiaries to the statutory reserves for the years ended March 31, 2013 and 2012, respectively.

The statutory reserves can only be utilized to offset prior years’ losses or for capitalization as paid-in capital. No distribution of the remaining reserves shall be made other than upon liquidation of the PRC subsidiaries.

Recent accounting pronouncements

(i)	In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities”, which requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. The objective of the disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. In January 2013, the FASB issued ASU 2013-01, “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Asset and Liabilities”, which clarifies the scope of the offsetting disclosures of ASU 2011-11. Both ASUs are effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. The Company believes that its adoption of these ASUs will not have any material impact on its consolidated financial statements.

(ii)	In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”, which requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, entities are required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, entities are required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail on these amounts. This ASU is effective prospectively for reporting periods beginning after December 15, 2012. The adoption of ASU 2013-02 does not have any material impact on its consolidated financial statements.